UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-08297

                     Oppenheimer MidCap Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                               (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


            Registrant's telephone number, including area code: (303) 768-3200
                                                                --------------

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2002 - October 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------


How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended October 31, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

Management's Discussion of Fund Performance. Over the 12-month period ended October 31, 2003, the Fund delivered positive results, posting a 22.22% return for its Class A shares (without sales charge). This compares with a 30.73% total return for the S&P Mid-Cap 400 Index, the Fund's benchmark, during the same period. The Fund's performance was driven primarily by the upturn in growth stock prices that began in March 2003 and continued throughout the remainder of the period, representing a major shift from the downward-trending stock market of the previous three years.

   Throughout the period, the Fund's investment strategy remained focused on companies generating real growth by increasing sales and revenues, rather than those experiencing a temporary rise in earnings from acquisitions, accounting gimmicks or cost-cutting methods. Specifically, we targeted companies producing greater-than-average earnings and revenue growth that we believed were sustainable. This approach enabled us to control some of the risks implicit in growth-oriented stock investing. We also maintained the Fund's disciplined focus on mid-cap stocks. Many mid-cap stocks offer higher growth rates than most large companies, and greater stability and predictability than most small ones. As a result, we believe they offer higher probabilities of success and lower probabilities of failure than other segments of the equities market. In our opinion, these intrinsic characteristics make mid-cap stocks particularly attractive for disciplined growth investors seeking to build wealth over the long term.

   Early in the period, we found a relatively large number of attractive investment opportunities meeting the Fund's investment criteria in the health care area. Biotechnology holdings, such as Gilead Sciences, Inc., delivered exceptionally strong performance during the period, supported by a rapidly increasing number of approved products with wide applications. The Fund's performance was also boosted by its investments in medical products companies, such as Varian Medical Systems, Inc., and generic drug producers, many of which benefited from significant new drug approvals.

   As the reporting period progressed, we found increasing numbers of technology stocks exhibiting attractive fundamentals. Accordingly, we gradually shifted a growing percentage of the Fund's assets into such stocks, reducing the Fund's holdings among less attractive health care and financial investments. Although a few technology holdings, such as Concord EFS, Inc., delivered disappointing returns, most of the Fund's technology positions generated strong gains. Top performers included software companies, such as Symantec Corp.; communications services providers, such as UTStarcom, Inc.; and


                           6 | OPPENHEIMER MIDCAP FUND
semiconductor producers, such as Marvell Technology Group Ltd. The Fund also achieved strong gains with its investments in consumer discretionary stocks, particularly among media companies, such as InterActiveCorp, Univision Communications, Inc.

   Positive returns from these and other consumer-related holdings more than offset some of the Fund's disappointments. Negative contributors to performance included restaurant fast food chain Wendy's International, Inc., and healthcare software vendor Cerner Corp. Significant underperformers in other areas included SPX Corp. and Alliant Techsystems, Inc. The Fund's portfolio holdings, allocations and strategies are subject to change.

Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until October 31, 2003. In the case of Class A, Class B, Class C and Class Y shares, performance is measured from the inception of each Class on December 1, 1997. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.

   The Fund's performance is compared to that of the S&P Mid-Cap 400 Index. The S&P Mid-Cap 400 is an unmanaged index of 400 domestic stocks chosen for market size liquidity, and industry group representation. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.



                           7 | OPPENHEIMER MIDCAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]

               Oppenheimer MidCap Fund (Class A)      S&P Mid-Cap 400 Index
12/01/1997     $ 9,425                                $10,000
01/31/1998       9,519                                 10,190
04/30/1998      12,271                                 11,743
07/31/1998      11,744                                 10,848
10/31/1998      10,207                                 10,515
01/31/1999      13,390                                 11,892
04/30/1999      14,636                                 12,498
07/31/1999      16,382                                 12,943
10/31/1999      18,760                                 12,731
01/31/2000      25,875                                 13,795
04/30/2000      27,564                                 15,438
07/31/2000      29,716                                 15,713
10/31/2000      28,697                                 16,760
01/31/2001      23,903                                 17,052
04/30/2001      16,901                                 16,525
07/31/2001      15,618                                 16,591
10/31/2001      13,608                                 14,674
01/31/2002      13,910                                 16,493
04/30/2002      13,419                                 17,611
07/31/2002      11,201                                 14,491
10/31/2002      10,786                                 13,972
01/31/2003      10,182                                 13,759
04/30/2003      10,871                                 14,528
07/31/2003      12,617                                 16,498
10/31/2003      13,183                                 18,249

Average Annual Total Returns of Class A Shares of the Fund at 10/31/03*
1-Year 15.19%   5-Year 4.01%   Since Inception 4.78%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]

               Oppenheimer MidCap Fund (Class B)      S&P Mid-Cap 400 Index
12/01/1997     $10,000                                $10,000
01/31/1998      10,080                                 10,190
04/30/1998      12,980                                 11,743
07/31/1998      12,390                                 10,848
10/31/1998      10,770                                 10,515
01/31/1999      14,097                                 11,892
04/30/1999      15,379                                 12,498
07/31/1999      17,181                                 12,943
10/31/1999      19,644                                 12,731
01/31/2000      27,043                                 13,795
04/30/2000      28,766                                 15,438
07/31/2000      30,948                                 15,713
10/31/2000      29,827                                 16,760
01/31/2001      24,801                                 17,052
04/30/2001      17,502                                 16,525
07/31/2001      16,150                                 16,591
10/31/2001      14,037                                 14,674
01/31/2002      14,318                                 16,493
04/30/2002      13,787                                 17,611
07/31/2002      11,494                                 14,491
10/31/2002      11,034                                 13,972
01/31/2003      10,393                                 13,759
04/30/2003      11,084                                 14,528
07/31/2003      12,846                                 16,498
10/31/2003      13,287                                 18,249

Average Annual Total Returns of Class B Shares of the Fund at 10/31/03*
1-Year 16.33%   5-Year 4.11%   Since Inception 4.92%

* See Notes on page 11 for further details.


                           8 | OPPENHEIMER MIDCAP FUND

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]

              Oppenheimer MidCap Fund (Class C)      S&P Mid-Cap 400 Index
12/01/1997    $10,000                                $10,000
01/31/1998     10,090                                 10,190
04/30/1998     12,980                                 11,743
07/31/1998     12,400                                 10,848
10/31/1998     10,760                                 10,515
01/31/1999     14,087                                 11,892
04/30/1999     15,369                                 12,498
07/31/1999     17,171                                 12,943
10/31/1999     19,624                                 12,731
01/31/2000     27,023                                 13,795
04/30/2000     28,746                                 15,438
07/31/2000     30,938                                 15,713
10/31/2000     29,817                                 16,760
01/31/2001     24,791                                 17,052
04/30/2001     17,492                                 16,525
07/31/2001     16,140                                 16,591
10/31/2001     14,037                                 14,674
01/31/2002     14,318                                 16,493
04/30/2002     13,787                                 17,611
07/31/2002     11,484                                 14,491
10/31/2002     11,034                                 13,972
01/31/2003     10,393                                 13,759
04/30/2003     11,084                                 14,528
07/31/2003     12,846                                 16,498
10/31/2003     13,387                                 18,249

Average Annual Total Returns of Class C Shares of the Fund at 10/31/03*
1-Year 20.33%   5-Year 4.47%   Since Inception 5.05%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

                Oppenheimer MidCap Fund (Class N)      S&P Mid-Cap 400 Index
03/01/2001      $10,000                                $10,000
04/30/2001        9,161                                 10,278
07/31/2001        8,465                                 10,319
10/31/2001        7,370                                  9,126
01/31/2002        7,528                                 10,258
04/30/2002        7,257                                 10,953
07/31/2002        6,054                                  9,013
10/31/2002        5,824                                  8,690
01/31/2003        5,496                                  8,557
04/30/2003        5,865                                  9,036
07/31/2003        6,801                                 10,261
10/31/2003        7,098                                 11,350

Average Annual Total Returns of Class N Shares of the Fund at 10/31/03*
1-Year  20.88%             Since Inception  -12.06%

The performance information for the S&P Mid-Cap 400 Index in the graphs begins on 11/30/97 for Class A, Class B, Class C and Class Y, and on 2/28/01 for Class N shares.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.


                           9 | OPPENHEIMER MIDCAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]

                 Oppenheimer MidCap Fund (Class Y)      S&P Mid-Cap 400 Index
12/01/1997       $10,000                                $10,000
01/31/1998        10,110                                 10,190
04/30/1998        13,040                                 11,743
07/31/1998        12,500                                 10,848
10/31/1998        10,880                                 10,515
01/31/1999        14,297                                 11,892
04/30/1999        15,639                                 12,498
07/31/1999        17,521                                 12,943
10/31/1999        20,095                                 12,731
01/31/2000        27,744                                 13,795
04/30/2000        29,596                                 15,438
07/31/2000        31,949                                 15,713
10/31/2000        30,898                                 16,760
01/31/2001        25,771                                 17,052
04/30/2001        18,232                                 16,525
07/31/2001        16,861                                 16,591
10/31/2001        14,708                                 14,674
01/31/2002        15,048                                 16,493
04/30/2002        14,538                                 17,611
07/31/2002        12,155                                 14,491
10/31/2002        11,724                                 13,972
01/31/2003        11,094                                 13,759
04/30/2003        11,844                                 14,528
07/31/2003        13,757                                 16,498
10/31/2003        14,368                                 18,249

Average Annual Total Returns of Class Y Shares of the Fund at 10/31/03*
1-Year 22.55%   5-Year 5.72%   Since Inception 6.32%

* See Notes on page 11 for further details.
The performance information for the S&P Mid-Cap 400 Index in the graphs begins on 11/30/97 for Class A, Class B, Class C and Class Y, and on 2/28/01 for Class N shares.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.


                           10 | OPPENHEIMER MIDCAP FUND

NOTES
--------------------------------------------------------------------------------


In reviewing performance, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year), 2% (5-year) and 1% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 12/1/97. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.




                          11 | OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS  October 31, 2003
--------------------------------------------------------------------------------



                                          Market Value
                                 Shares     See Note 1
-------------------------------------------------------
Common Stocks--97.7%
-------------------------------------------------------
Consumer Discretionary--26.4%
-------------------------------------------------------
Hotels, Restaurants & Leisure--0.8%
Starbucks Corp. 1               229,914   $  7,265,282
-------------------------------------------------------
Household Durables--3.1%
Garmin Ltd. 1                   555,000     27,766,650
-------------------------------------------------------
Internet & Catalog Retail--4.2%
InterActiveCorp 1             1,019,022     37,408,298
-------------------------------------------------------
Leisure Equipment & Products--0.8%
Leapfrog
Enterprises, Inc. 1             218,000      7,536,260
-------------------------------------------------------
Media--5.2%
Citadel Broadcasting
Corp. 1                         504,500      9,938,650
-------------------------------------------------------
Univision Communications,
Inc., Cl. A 1                 1,075,000     36,496,250
                                          -------------
                                            46,434,900

-------------------------------------------------------
Multiline Retail--3.0%
Family Dollar
Stores, Inc.                    625,753     27,289,088
-------------------------------------------------------
Specialty Retail--4.1%
Bed Bath & Beyond,
Inc. 1                          565,000     23,865,600
-------------------------------------------------------
Best Buy Co., Inc. 1            220,000     12,828,200
                                          -------------
                                            36,693,800

-------------------------------------------------------
Textiles, Apparel & Luxury Goods--5.2%
Coach, Inc. 1                 1,310,122     46,470,027
-------------------------------------------------------
Financials--10.5%
-------------------------------------------------------
Diversified Financial Services--1.1%
Ameritrade Holding
Corp. 1                         350,000      4,774,000
-------------------------------------------------------
E*TRADE Financial
Corp. 1                         450,000      4,635,000
                                          -------------
                                             9,409,000

-------------------------------------------------------
Insurance--3.4%
AMBAC Financial
Group, Inc.                      81,600      5,772,384
-------------------------------------------------------
MBIA, Inc.                      408,700     24,362,607
                                          -------------
                                            30,134,991


                                          Market Value
                                 Shares     See Note 1
-------------------------------------------------------
Thrifts & Mortgage Finance--6.0%
Doral Financial
Corp.                           200,000   $ 10,100,000
-------------------------------------------------------
Radian Group, Inc.              831,100     43,965,190
                                          -------------
                                            54,065,190

-------------------------------------------------------
Health Care--25.2%
-------------------------------------------------------
Biotechnology--13.1%
Amylin Pharmaceuticals,
Inc. 1                          405,000     11,068,650
-------------------------------------------------------
Gilead Sciences, Inc. 1         762,300     41,606,334
-------------------------------------------------------
ImClone Systems,
Inc. 1                          734,500     25,523,875
-------------------------------------------------------
Invitrogen Corp. 1              200,100     12,724,359
-------------------------------------------------------
Medimmune, Inc. 1             1,000,000     26,660,000
                                          -------------
                                           117,583,218

-------------------------------------------------------
Health Care Equipment & Supplies--5.8%
Stryker Corp.                   124,000     10,057,640
-------------------------------------------------------
Varian Medical
Systems, Inc. 1                 650,326     41,581,844
                                          -------------
                                            51,639,484

-------------------------------------------------------
Health Care Providers & Services--2.7%
Lincare Holdings,
Inc. 1                          620,000     24,142,800
-------------------------------------------------------
Pharmaceuticals--3.6%
Mylan Laboratories,
Inc.                          1,352,827     32,670,772
-------------------------------------------------------
Industrials--3.8%
-------------------------------------------------------
Commercial Services & Supplies--3.8%
Apollo Group, Inc.,
Cl. A 1                         362,889     23,054,339
-------------------------------------------------------
Career Education
Corp. 1                         200,000     10,710,000
                                          -------------
                                            33,764,339

-------------------------------------------------------
Information Technology--31.8%
-------------------------------------------------------
Communications Equipment--10.6%
QLogic Corp. 1                  630,000     35,311,500
-------------------------------------------------------
Scientific-Atlanta,
Inc.                            893,500     26,447,600
-------------------------------------------------------
UTStarcom, Inc. 1             1,065,900     33,575,850
                                          -------------
                                            95,334,950



                          12 | OPPENHEIMER MIDCAP FUND

                                          Market Value
                                 Shares     See Note 1
-------------------------------------------------------
Computers & Peripherals--3.0%
Network Appliance,
Inc. 1                        1,100,000   $ 27,148,000
-------------------------------------------------------
Electronic Equipment & Instruments--0.5%
CDW Corp.                        75,000      4,503,750
-------------------------------------------------------
Internet Software & Services--0.8%
Netease.com, Inc.,
ADR 1                           150,000      6,810,000
-------------------------------------------------------
IT Services--1.1%
Iron Mountain, Inc. 1           250,000      9,560,000
-------------------------------------------------------
Semiconductors & Semiconductor Equipment--6.0%
Broadcom Corp.,
Cl. A 1                         250,000      7,987,500
-------------------------------------------------------
Marvell Technology
Group Ltd. 1                  1,050,000     46,063,500
                                          -------------
                                            54,051,000

-------------------------------------------------------
Software--9.8%
BEA Systems, Inc. 1             350,000      4,865,000
-------------------------------------------------------
Mercury Interactive
Corp. 1                         850,000     39,474,000
-------------------------------------------------------
Symantec Corp. 1                650,000     43,322,500
                                          -------------
                                            87,661,500
                                          -------------
Total Common Stocks
(Cost $682,109,197)                        875,343,299


Preferred Stocks--0.1%
-------------------------------------------------------
Axsun Technologies,
Inc., Cv., Series C 1,2,3       771,208        301,774
-------------------------------------------------------
Centerpoint Broadband
Technologies, Inc., Cv.,
Series D 1,2                    556,586             --


                                 Shares
-------------------------------------------------------
Preferred Stocks Continued
-------------------------------------------------------
fusionOne, Inc., 8%
Non-Cum. Cv.,
Series D 1,2,3                1,675,894   $    101,056
-------------------------------------------------------
ITF Optical
Technologies, Inc.,
Cv., Series A 1,2,3             200,000        150,900
                                          -------------
Total Preferred Stocks
(Cost $29,100,098)                             553,730

                              Principal
                                 Amount
-------------------------------------------------------
Joint Repurchase Agreements--2.3%
-------------------------------------------------------
Undivided interest of
13.54% in joint repurchase
agreement (Principal Amount/
Market Value $149,808,000,
with a maturity value of
$149,820,109) with Banc One
Capital Markets, Inc., 0.97%,
dated 10/31/03, to be
repurchased at $20,288,640
on 11/3/03, collateralized by
U.S. Treasury Bonds, 3.625%--
9%, 3/31/04--8/15/23, with a
value of $152,949,680
(Cost $20,287,000)          $20,287,000     20,287,000

-------------------------------------------------------
Total Investments, at Value
(Cost $731,496,295)               100.1%   896,184,029
-------------------------------------------------------
Liabilities in
Excess of
Other Assets                       (0.1)      (742,933)
                                  ---------------------
Net Assets                        100.0%  $895,441,096
                                  =====================


Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted. See Note 6 of Notes to Financial Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2003. The aggregate fair value of securities of affiliated companies held by the Fund as of October 31, 2003 amounts to $553,730. Transactions during the period in which the issuer was an affiliate are as follows:

                                                 Shares      Gross       Gross            Shares    Unrealized
                                       October 31, 2002  Additions  Reductions  October 31, 2003  Depreciation
---------------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
Axsun Technologies, Inc., Cv., Series C         771,208        --          --            771,208   $ 8,698,224
fusionOne, Inc., 8% Non-Cum. Cv., Series D    1,675,894        --          --          1,675,894     8,999,048
ITF Optical Technologies, Inc., Cv., Series A   200,000        --          --            200,000     4,849,100
                                                                                                   ------------
                                                                                                   $22,546,372
                                                                                                   ============


See accompanying Notes to Financial Statements.


                          13 | OPPENHEIMER MIDCAP FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2003
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------
Investments, at value--see accompanying statement:
Unaffiliated companies (cost $708,396,193)                         $   895,630,299
Affiliated companies (cost $23,100,102)                                    553,730
                                                                   ----------------
                                                                       896,184,029
-----------------------------------------------------------------------------------
Cash                                                                       612,159
-----------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                       1,057,832
Interest and dividends                                                       1,120
Other                                                                       43,918
                                                                   ----------------
Total assets                                                           897,899,058

-----------------------------------------------------------------------------------
Liabilities
-----------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                   1,496,484
Shareholder reports                                                        428,309
Distribution and service plan fees                                         183,534
Transfer and shareholder servicing agent fees                              167,842
Trustees' compensation                                                     148,061
Other                                                                       33,732
                                                                   ----------------
Total liabilities                                                        2,457,962

-----------------------------------------------------------------------------------
Net Assets                                                            $895,441,096
                                                                   ================

-----------------------------------------------------------------------------------
Composition of Net Assets
-----------------------------------------------------------------------------------
Paid-in capital                                                    $ 1,950,132,198
-----------------------------------------------------------------------------------
Accumulated net investment loss                                           (146,500)
-----------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions            (1,219,232,336)
-----------------------------------------------------------------------------------
Net unrealized appreciation on investments                             164,687,734
                                                                   ----------------
Net Assets                                                         $   895,441,096
                                                                   ================





                          14 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
Net Asset Value Per Share
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $430,513,814 and 30,825,343 shares of beneficial
interest outstanding)                                                   $13.97
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                                      $14.82
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $327,879,961 and 24,515,101
shares of beneficial interest outstanding)                              $13.37
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $103,270,927 and 7,724,857
shares of beneficial interest outstanding)                              $13.37
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $16,605,640 and 1,197,180
shares of beneficial interest outstanding)                              $13.87
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per
share (based on net assets of $17,170,754 and 1,196,165
shares of beneficial interest outstanding)                              $14.35



See accompanying Notes to Financial Statements.


                          15 | OPPENHEIMER MIDCAP FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2003
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $12,331)               $  1,358,910
-----------------------------------------------------------------------------------
Interest                                                                 1,006,356
                                                                      -------------
Total investment income                                                  2,365,266

-----------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------
Management fees                                                          5,417,106
-----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    836,511
Class B                                                                  2,911,088
Class C                                                                    874,733
Class N                                                                     59,124
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  2,161,864
Class B                                                                  2,094,438
Class C                                                                    613,820
Class N                                                                     67,420
Class Y                                                                     37,672
-----------------------------------------------------------------------------------
Shareholder reports                                                        568,468
-----------------------------------------------------------------------------------
Trustees' compensation                                                      31,779
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                  9,155
-----------------------------------------------------------------------------------
Other                                                                       39,629
                                                                      -------------
Total expenses                                                          15,722,807
Less reduction to custodian expenses                                          (440)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Class A                                           (1,053,086)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Class B                                           (1,301,186)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Class C                                             (362,773)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Class N                                              (25,469)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Class Y                                                  (66)
                                                                      -------------
Net expenses                                                            12,979,787

-----------------------------------------------------------------------------------
Net Investment Loss                                                    (10,614,521)

-----------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments (including premiums on options exercised)                  (67,549,653)
Closing and expiration of option contracts written                         253,179
                                                                      -------------
Net realized loss                                                      (67,296,474)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                   233,645,940

-----------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                  $155,734,945
                                                                      =============




See accompanying Notes to Financial Statements.


                          16 | OPPENHEIMER MIDCAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

Year Ended October 31,                                          2003            2002
-------------------------------------------------------------------------------------
Operations
-------------------------------------------------------------------------------------
Net investment loss                                     $(10,614,521) $  (14,191,329)
-------------------------------------------------------------------------------------
Net realized loss                                        (67,296,474)   (235,256,189)
-------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)     233,645,940      31,615,304
                                                        -----------------------------
Net increase (decrease) in net assets
resulting from operations                                155,734,945    (217,832,214)

-------------------------------------------------------------------------------------
Beneficial Interest Transactions
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                    2,926,569     (79,503,847)
Class B                                                  (20,575,816)    (59,860,957)
Class C                                                    2,421,302     (19,236,764)
Class N                                                    5,137,432       8,462,388
Class Y                                                    6,801,730       4,409,028

-------------------------------------------------------------------------------------
Net Assets
-------------------------------------------------------------------------------------
Total increase (decrease)                                152,446,162    (363,562,366)
-------------------------------------------------------------------------------------
Beginning of period                                      742,994,934   1,106,557,300
                                                        -----------------------------
End of period [including accumulated net investment
loss of $146,500 and $148,073, respectively]            $895,441,096  $  742,994,934
                                                        =============================



See accompanying Notes to Financial Statements.


                          17 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Class A     Year Ended October 31,                2003      2002      2001        2000      1999
--------------------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $11.43    $14.42    $30.41      $19.88    $10.83
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                      (.12)     (.13)     (.02)        .04      (.04)
Net realized and unrealized gain (loss)           2.66     (2.86)   (15.97)      10.49      9.11
                                                --------------------------------------------------
Total from investment operations                  2.54     (2.99)   (15.99)      10.53      9.07
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions in excess of net realized gain        --        --        --          --      (.02)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                  $13.97    $11.43    $14.42      $30.41    $19.88
                                                ==================================================

--------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1               22.22%   (20.74)%  (52.58)%     52.97%    83.79%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)      $430,514  $351,983  $532,338  $1,055,967  $167,879
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $366,050  $460,797  $718,814  $  728,168  $ 60,644
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                     (1.01)%   (1.06)%   (0.09)%      0.28%    (0.49)%
Total expenses                                    1.61%     1.68%     1.33%       1.16%     1.40%
Expenses after expense reimbursement or
fee waiver and reduction to custodian expenses    1.32%     1.47%     1.32%        N/A 3     N/A 3
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                             76%       51%       84%         23%       61%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


                          18 | OPPENHEIMER MIDCAP FUND

Class B     Year Ended October 31,                2003      2002      2001       2000      1999
-------------------------------------------------------------------------------------------------
Per Share Operating Data
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $11.02    $14.02    $29.79     $19.62    $10.77
-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                               (.23)     (.30)     (.15)      (.07)     (.07)
Net realized and unrealized gain (loss)           2.58     (2.70)   (15.62)     10.24      8.94
                                                -------------------------------------------------
Total from investment operations                  2.35     (3.00)   (15.77)     10.17      8.87
-------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions in excess of net realized gain        --        --        --         --      (.02)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $13.37    $11.02    $14.02     $29.79    $19.62
                                                =================================================

-------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1               21.33%   (21.40)%  (52.94)%    51.83%    82.40%
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $327,880  $291,397  $438,962   $874,830  $118,611
-------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $291,209  $385,917  $592,096   $594,390  $ 40,455
-------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment loss                              (1.75)%   (1.85)%   (0.84)%    (0.48)%   (1.25)%
Total expenses                                    2.51%     2.48%     2.08%      1.91%     2.16%
Expenses after expense reimbursement or
fee waiver and reduction to custodian expenses    2.06%     2.27%     2.07%       N/A 3     N/A 3
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                             76%       51%       84%        23%       61%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


                          19 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

Class C     Year Ended October 31,                2003      2002      2001        2000      1999
--------------------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $11.02    $14.02    $29.78      $19.60    $10.76
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                               (.20)     (.30)     (.15)       (.07)     (.06)
Net realized and unrealized gain (loss)           2.55     (2.70)   (15.61)      10.25      8.92
                                                --------------------------------------------------
Total from investment operations                  2.35     (3.00)   (15.76)      10.18      8.86
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions in excess of net realized gain        --        --        --          --      (.02)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                  $13.37    $11.02    $14.02      $29.78    $19.60
                                                ==================================================

--------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1               21.33%   (21.40)%  (52.92)%     51.94%    82.38%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $103,271  $ 83,351  $128,230    $247,566   $26,482
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $ 87,528  $112,436  $170,129    $161,221   $ 9,066
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment loss                              (1.77)%   (1.84)%   (0.85)%     (0.48)%   (1.26)%
Total expenses                                    2.49%     2.47%     2.08%       1.91%     2.16%
Expenses after expense reimbursement or
fee waiver and reduction to custodian expenses    2.08%     2.26%     2.07%        N/A 3     N/A 3
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                             76%       51%       84%         23%       61%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


                          20 | OPPENHEIMER MIDCAP FUND

Class N     Year Ended October 31,                          2003      2002      2001 1
--------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------
Net asset value, beginning of period                      $11.38    $14.40    $19.54
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                         (.17)     (.14)     (.05)
Net realized and unrealized gain (loss)                     2.66     (2.88)    (5.09)
                                                          ----------------------------
Total from investment operations                            2.49     (3.02)    (5.14)
--------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions in excess of net realized gain                  --        --        --
--------------------------------------------------------------------------------------
Net asset value, end of period                            $13.87    $11.38    $14.40
                                                          ============================

--------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         21.88%   (20.97)%  (26.31)%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $16,606    $8,846    $2,268
--------------------------------------------------------------------------------------
Average net assets (in thousands)                        $11,846    $6,576    $1,250
--------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                        (1.34)%   (1.28)%   (0.94)%
Total expenses                                              1.86%     1.87%     1.73%
Expenses after expense reimbursement or fee waiver
and reduction to custodian expenses                         1.64%     1.66%     1.72%
--------------------------------------------------------------------------------------
Portfolio turnover rate                                       76%       51%       84%



1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


                          21 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

Class Y     Year Ended October 31,                2003        2002      2001      2000      1999
--------------------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $11.71      $14.69    $30.86    $20.07    $10.88
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                               (.19)       (.08)     (.08)     (.02)     (.01)
Net realized and unrealized gain (loss)           2.83       (2.90)   (16.09)    10.81      9.22
                                                --------------------------------------------------
Total from investment operations                  2.64       (2.98)   (16.17)    10.79      9.21
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions in excess of net realized gain        --          --        --        --      (.02)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                  $14.35      $11.71    $14.69    $30.86    $20.07
                                                ==================================================

--------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1               22.55%     (20.29)%  (52.40)%   53.76%    84.69%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $17,171      $7,419    $4,759      $115        $2
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $11,928      $6,449    $2,720      $ 33        $2
Ratios to average net assets: 2
Net investment income (loss)                     (0.80)%     (0.39)%   (0.12)%    0.60%    (0.06)%
Total expenses                                    1.11%       0.83%     1.07%     0.74%     1.03%
Expenses after expense reimbursement or
fee waiver and reduction to custodian expenses     N/A 3,4     N/A 3    1.02%      N/A 3     N/A 3
------------------------------------------------------------------------------------------------
Portfolio turnover rate                             76%         51%       84%       23%       61%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.


                          22 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer MidCap Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                          23 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.



                                                                Net Unrealized
                                                            Appreciation Based
        Undistributed   Undistributed       Accumulated  on Cost of Securities
        Net Investment      Long-Term              Loss     for Federal Income
        Income                   Gain  Carryforward 1,2           Tax Purposes
        ----------------------------------------------------------------------
        $--                       $--    $1,218,890,585           $164,304,562


1. As of October 31, 2003, the Fund had $1,218,890,585 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              -----------------------
                              2006    $    2,792,572
                              2007         3,516,822
                              2008       142,020,390
                              2009       765,032,406
                              2010       237,892,098
                              2011        67,636,297
                                      ---------------
                              Total   $1,218,890,585*
                                      ===============

*Includes $41,420 from capital loss carryforward acquired in the September 4, 2003 merger with Oppenheimer Select Managers Gartmore Millennium Growth Fund II.

2. During the fiscal years ended October 31, 2003 and October 31, 2002, the Fund did not utilize any capital loss carryforwards.


                          24 | OPPENHEIMER MIDCAP FUND

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for October 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

              From          To (From)                          Net
              Ordinary        Capital     Tax Return    Investment
              Loss        Gain (Loss)     of Capital          Loss
              ----------------------------------------------------
              $10,616,094        $--            $--    $10,616,094

No distributions were paid during the years ended October 31, 2003 and October 31, 2002.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                     Federal tax cost of securities and
                     other investments              $731,879,467
                                                    ============

                     Gross unrealized appreciation  $209,203,512
                     Gross unrealized depreciation   (44,898,950)
                                                    ------------
                     Net unrealized appreciation    $164,304,562
                                                    ============

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2003, the Fund's projected benefit obligations were increased by $2,296 and payments of $3,871 were made to retired trustees, resulting in an accumulated liability of $146,496 as of October 31, 2003.
   The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                          25 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          Year Ended October 31, 2003   Year Ended October 31, 2002
                                Shares          Amount         Shares          Amount
--------------------------------------------------------------------------------------
Class A
Sold                         8,268,487   $ 100,143,126     10,246,014   $ 140,041,291
Acquisition--Note 7            317,478       4,460,569             --              --
Redeemed                    (8,568,434)   (101,677,126)   (16,353,774)   (219,545,138)
                            ----------------------------------------------------------
Net increase (decrease)         17,531   $   2,926,569     (6,107,760)  $ (79,503,847)
                            ==========================================================

--------------------------------------------------------------------------------------
Class B
Sold                         4,126,736   $  48,252,675      5,434,402   $  72,796,103
Acquisition--Note 7             38,399         517,234             --              --
Redeemed                    (6,086,687)    (69,345,725)   (10,300,242)   (132,657,060)
                            ----------------------------------------------------------
Net decrease                (1,921,552)  $ (20,575,816)    (4,865,840)  $ (59,860,957)
                            ==========================================================



                          26 | OPPENHEIMER MIDCAP FUND

                          Year Ended October 31, 2003   Year Ended October 31, 2002
                                Shares         Amount         Shares         Amount
------------------------------------------------------------------------------------
Class C
Sold                         2,083,749   $ 24,228,356      2,545,426   $ 33,944,222
Acquisition--Note 7             33,708        453,714             --             --
Redeemed                    (1,956,908)   (22,260,768)    (4,128,477)   (53,180,986)
                            --------------------------------------------------------
Net increase (decrease)        160,549   $  2,421,302     (1,583,051)  $(19,236,764)
                            ========================================================

------------------------------------------------------------------------------------
Class N
Sold                           680,615   $  8,317,381        900,502   $ 11,916,305
Acquisition--Note 7             11,483        160,308             --             --
Redeemed                      (271,906)    (3,340,257)      (281,019)    (3,453,917)
                            --------------------------------------------------------
Net increase                   420,192   $  5,137,432        619,483   $  8,462,388
                            ========================================================


------------------------------------------------------------------------------------
Class Y
Sold                           896,395   $ 11,097,195        505,761   $  7,112,046
Acquisition--Note 7                 52            743             --             --
Redeemed                      (333,575)    (4,296,208)      (196,412)    (2,703,018)
                            --------------------------------------------------------
Net increase                   562,872   $  6,801,730        309,349   $  4,409,028
                            ========================================================


--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2003, were $581,090,574 and $524,817,149, respectively.


--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund; 0.72% of the next $200 million; 0.69% of the next $200 million; 0.66% of the next $200 million; 0.60% of the next $700 million; 0.58% of the next $1 billion and 0.56% of average annual net assets in excess of $2.5 billion.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2003, the Fund paid $2,635,732 to OFS for services to the Fund.
   Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.


                          27 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                   Aggregate        Class A    Concessions    Concessions    Concessions    Concessions
                   Front-End      Front-End     on Class A     on Class B     on Class C     on Class N
               Sales Charges  Sales Charges         Shares         Shares         Shares         Shares
                  on Class A    Retained by    Advanced by    Advanced by    Advanced by    Advanced by
Year Ended            Shares    Distributor  Distributor 1  Distributor 1  Distributor 1  Distributor 1
-------------------------------------------------------------------------------------------------------
October 31, 2003  $1,153,285       $343,111       $110,893     $1,259,674       $178,412        $50,872

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                            Class A       Class B        Class C        Class N
                         Contingent    Contingent     Contingent     Contingent
                           Deferred      Deferred       Deferred       Deferred
                      Sales Charges Sales Charges  Sales Charges  Sales Charges
                        Retained by   Retained by    Retained by    Retained by
Year Ended              Distributor   Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
October 31, 2003            $10,288      $922,794        $17,185        $23,146


--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended October 31, 2003, expense under the Class A Plan totaled $836,511, all of which were paid by the Distributor to recipients, which included $18,433 retained by the Distributor and $87,235 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

                          28 | OPPENHEIMER MIDCAP FUND

Distribution fees paid to the Distributor for the year ended October 31, 2003, were as follows:

                                                                  Distributor's
                                                   Distributor's      Aggregate
                                                       Aggregate  Uncompensated
                                                   Uncompensated  Expenses as %
                  Total Expenses  Amount Retained       Expenses  of Net Assets
                      Under Plan   by Distributor     Under Plan       of Class
-------------------------------------------------------------------------------
Class B Plan          $2,911,088       $2,107,461    $17,953,833           5.48%
Class C Plan             874,733          194,066      3,338,760           3.23
Class N Plan              59,124           47,438        277,097           1.67


-------------------------------------------------------------------------------
5. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
   The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
   Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
   Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
   The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                          29 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. Option Activity Continued
Written option activity for the year ended October 31, 2003 was as follows:

                                                                 Call Options
                                                     -------------------------
                                                     Number of      Amount of
                                                     Contracts       Premiums
             -----------------------------------------------------------------
             Options outstanding as of October 31, 2002     --      $      --
             Options written                             2,140        328,571
             Options closed or expired                  (1,855)      (253,179)
             Options exercised                            (285)       (75,392)
                                                        ----------------------
             Options outstanding as of October 31, 2003     --      $      --
                                                        ======================


--------------------------------------------------------------------------------
6. Illiquid or Restricted Securities
As of October 31, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of October 31, 2003 was $553,730, which represents 0.06% of the Fund's net assets, all of which are considered restricted. Information concerning restricted securities is as follows:

                                         Acquisition               Valuation as of   Unrealized
Security                                       Dates        Cost  October 31, 2003 Depreciation
-----------------------------------------------------------------------------------------------
Stocks and/or Warrants
Axsun Technologies, Inc., Cv., Series C     12/13/00  $8,999,998          $301,774   $8,698,224
Centerpoint Broadband Technologies,
Inc., Cv., Series D                         10/23/00   5,999,997                --    5,999,997
fusionOne, Inc., 8% Non-Cum. Cv.,
Series D                                      9/6/00   9,100,104           101,056    8,999,048
ITF Optical Technologies, Inc., Cv.,
Series A                                      4/7/00   5,000,000           150,900    4,849,100


                          30 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
7. Acquisition of Oppenheimer Select Managers Gartmore Millennium Growth Fund II On September 4, 2003, the Fund acquired all of the net assets of Oppenheimer Select Managers Gartmore Millennium Growth Fund II, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Select Managers Gartmore Millennium Growth Fund II shareholders on August 29, 2003. The Fund issued (at an exchange ratio of 0.525672 for Class A, 0.537854 for Class B, 0.538216 for Class C, 0.524906 for Class N and 0.515156 for Class Y of the Fund to one share of Oppenheimer MidCap Fund 317,478; 38,399; 33,708; 11,483 and 52 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $4,460,569, $517,234, $453,714, $160,308 and $743 in
exchange for the net assets, resulting in combined Class A net assets of $430,352,457, Class B net assets of $328,027,097, Class C net assets of $102,832,057, Class N net assets of $15,671,309 and Class Y net assets of $16,967,112 on September 4, 2003. The net assets acquired included net unrealized appreciation of $858,837 and an unused capital loss carryforward of $1,913,251, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.


--------------------------------------------------------------------------------
8. Borrowing and Lending Arrangements
The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
   The Fund had no interfund borrowings or loans outstanding during the year ended or at October 31, 2003.


                          31 | OPPENHEIMER MIDCAP FUND

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Board of Trustees and Shareholders of
Oppenheimer MidCap Fund:

We have audited the accompanying statement of assets and liabilities of Oppenheimer MidCap Fund, including the statement of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 1999 were audited by other auditors whose report dated November 19, 1999, expresses an unqualified opinion on this information.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer MidCap Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





KPMG LLP

Denver, Colorado
November 21, 2003


                          32 | OPPENHEIMER MIDCAP FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
   A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2003 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $1,371,241 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
   The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



Portfolio Proxy Voting
Policies and Procedures  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                          33 | OPPENHEIMER MIDCAP FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with        Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held
Fund, Length of Service, Age       by Trustee; Number of Portfolios in Fund Complex Currently Overseen by Trustee

INDEPENDENT                        The address of each Trustee in the chart below is 6803 S. Tucson Way,
TRUSTEES                           Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

Thomas W. Courtney,                Principal of Courtney Associates, Inc. (venture capital firm); former General
Chairman of the                    Partner of Trivest Venture Fund (private venture capital fund); former President
Board of Trustees,                 of Investment Counseling Federated Investors, Inc.; Trustee of the following
Trustee (since 1997)               open-end investment companies: Cash Assets Trust, PIMCO ADVISORS VIT, Tax Free
Age: 70                            Trust of Arizona and Hawaiian Tax Free Trust. Oversees 10 portfolios in the
                                   OppenheimerFunds complex.

Paul Y. Clinton,                   Principal of Clinton Management Associates, a financial and venture capital
Trustee (since 1997)               consulting firm; Trustee of the following open-end investment companies: Trustee
Age: 71                            of Capital Cash Management Trust, Prime Cash Fund, PIMCO ADVISORS VIT and
                                   Narragansett Insured Tax-Free Income Fund. Formerly: Director, External Affairs,
                                   Kravco Corporation, a national real estate owner and property management corporation; President of Essex Management Corporation, a management consulting company; a general partner of Capital Growth Fund, a venture capital partnership; a general partner of Essex Limited Partnership, an investment partnership; President of Geneve Corp., a venture capital fund; Chairman of
                                   Woodland Capital Corp., a small business investment company; and Vice President of W.R. Grace & Co. Oversees 10 portfolios in the OppenheimerFunds complex.

Robert G. Galli,                   A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Trustee (since 1998)               OppenheimerFunds complex.
Age: 70

Lacy B. Herrmann,                  Chairman and Chief Executive Officer of Aquila Management Corporation, the
Trustee (since 1997)               sponsoring organization and manager, administrator and/or sub-adviser to the
Age: 74                            following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust, Aquila-Cascadia Equity
                                   Fund, Cash Assets Trust, Prime Cash Fund, Narragansett Insured Tax-Free Income
                                   Fund, Tax-Free Fund For Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund
                                   of Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, Hawaiian
                                   Tax-Free Trust, and Aquila Rocky Mountain Equity Fund and PIMCO ADVISORS VIT;
                                   Vice President, Director, Secretary, and formerly Treasurer of Aquila
                                   Distributors, Inc., distributor of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT"), and an Officer
                                   and Trustee/Director of its predecessors; President and Director of STCM
                                   Management Company, Inc., sponsor and adviser to CCMT; Chairman, President and a
                                   Director of InCap Management Corporation, formerly sub-adviser and administrator of Prime Cash Fund and Short Term Asset Reserves; Trustee Emeritus of Brown
                                   University. Oversees 10 portfolios in the OppenheimerFunds complex.



                          34 | OPPENHEIMER MIDCAP FUND

Brian Wruble,                      Special Limited Partner (since January 1999) of Odyssey Investment Partners, LLC
Trustee (since 2001)               (private equity investment); General Partner (since September 1996) of Odyssey
Age: 60                            Partners, L.P. (hedge fund in distribution since 1/1/97); Board of Governing
                                   Trustees (since August 1990) of The Jackson Laboratory (non-profit); Trustee
                                   (since May 1992) of Institute for Advanced Study (educational institute);
                                   formerly Trustee (May 2000 - 2002) of Research Foundation of AIMR (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard College
                                   (economics research) (August 1990-September 2001); Director of Ray & Berendtson,
                                   Inc. (executive search firm) (May 2000-April 2002). Oversees 10 portfolios in the OppenheimerFunds complex.


--------------------------------------------------------------------------------------------------------------------------
OFFICERS                           The address of the Officers in the chart below is as follows: for Messrs. Murphy and Zack Two World Financial Center, 225 Liberty St., New York, NY 10281-1008,
                                   for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer
                                   serves for an annual term or until his or her earlier resignation, death or removal.





John V. Murphy,                    Chairman, Chief Executive Officer and director (since June 2001) and President
President (since 2001)             (since September 2000) of the Manager; President and a director or trustee of
Age: 54                            other Oppenheimer funds; President and a director (since July 2001) of
                                   Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                                   Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                   Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                                   (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                   Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                                   of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager:
                                   OFI Institutional Asset Management, Inc. and Centennial Asset Management
                                   Corporation (since November 2001), HarbourView Asset Management Corporation and
                                   OFI Private Investments, Inc. (since July 2001); President (since November 1,
                                   2001) and a director (since July 2001) of Oppenheimer Real Asset Management,
                                   Inc.; a director (since November 2001) of Trinity Investment Management Corp.
                                   and Tremont Advisers, Inc. (Investment advisory affiliates of the Manager);
                                   Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                   Insurance Company (the Manager's parent company); a director (since June 1995)
                                   of DLB Acquisition Corporation (a holding company that owns the shares of David
                                   L. Babson & Company, Inc.); formerly, Chief Operating Officer (September
                                   2000-June 2001) of the Manager; President and trustee (November 1999-November
                                   2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life
                                   Insurance Company; President, Chief Executive Officer and director (September
                                   1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                                   1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                   wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 72 portfolios as
                                   Trustee/Officer and 10 portfolios as Officer in the OppenheimerFunds complex.

John O'Hare,                       Vice President and Senior Portfolio Manager of the Manager since September 2003;
Vice President                     an officer of 2 portfolios in the OppenheimerFunds complex. Formerly Executive
(since 2003)                       Vice President and Portfolio Manager (June 2000 - August 2003) and Portfolio
Age: 45                            Manager and Senior Vice President (August 1997 - June 2000) at Geneva Capital
                                   Management, Ltd.






                          35 | OPPENHEIMER MIDCAP FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------


Brian W. Wixted,                   Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)             (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Age: 44                            Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
                                   Financial Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI Private
                                   Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                   OppenheimerFunds plc (since May 2000) and OFI Institutional Asset Management,
                                   Inc. (since November 2000) (offshore fund management subsidiaries of the
                                   Manager); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer
                                   Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer
                                   (since March 1999) of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy
                                   Program (since April 2000); formerly Principal and Chief Operating Officer
                                   (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services Division. An
                                   officer of 82 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                    Senior Vice President (since May 1985) and General Counsel (since February 2002)
Secretary (since 2001)             of the Manager; General Counsel and a director (since November 2001) of
Age: 55                            OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
                                   (since November 2001) of HarbourView Asset Management Corporation; Vice
                                   President and a director (since November 2000) of Oppenheimer Partnership
                                   Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                   November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                   Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                                   Institutional Asset Management, Inc.; General Counsel (since November 2001) of
                                   Centennial Asset Management Corporation; a director (since November 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                   (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                                   (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                   November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                                   (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                   2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                                   1985-November 2001), Shareholder Financial Services, Inc. (November
                                   1989-November 2001); OppenheimerFunds International Ltd. and OppenheimerFunds
                                   plc (October 1997-November 2001). An officer of 82 portfolios in the
                                   OppenheimerFunds complex.






The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.


                          36 | OPPENHEIMER MIDCAP FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of the Fund has determined that the Fund does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

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ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)